Segment Information	12 Months Ended
Nov. 30, 2015
Segment Reporting [Abstract]
Segment Information
Segment Information
We have three reportable cruise segments that are comprised of our (1) North America cruise brands, (2) EAA cruise brands and (3) Cruise Support. In addition, we have a Tour and Other segment. Our segments are reported on the same basis as the internally reported information that is provided to our chief operating decision maker (“CODM”), who is the President and Chief Executive Officer of Carnival Corporation and Carnival plc. Decisions to allocate resources and assess performance for Carnival Corporation & plc are made by the CODM upon review of the segment results across all of our cruise brands and other segments.
Our North America cruise segment includes Carnival Cruise Line, Holland America Line, Princess and Seabourn. Our EAA cruise segment includes AIDA, Costa, Cunard, P&O Cruises (Australia), P&O Cruises (UK) and prior to November 2014, Ibero. These individual cruise brand operating segments have been aggregated into two reportable segments based on the similarity of their economic and other characteristics, including types of customers, regulatory environment, maintenance requirements, supporting systems and processes and products and services they provide. Our Cruise Support segment represents certain of our port and related facilities and other services that are provided for the benefit of our cruise brands and Fathom's pre-launch selling, general and administrative expenses.
Our Tour and Other segment represents the hotel and transportation operations of Holland America Princess Alaska Tours. In 2014, our Tour and Other segment also included one ship that we chartered to an unaffiliated entity. In November 2014, we entered into a bareboat charter/sale agreement under which Grand Holiday was chartered to an unrelated entity in January 2015 through March 2025. Additionally, in December 2014, we entered into a bareboat charter/sale agreement under which Costa Celebration was chartered to an unrelated entity in December 2014 through August 2021. Under these agreements, ownership of Grand Holiday and Costa Celebration will be transferred to the buyer at the end of their lease term. Neither of these transactions met the criteria to qualify as a sales-type lease and, accordingly, they are being accounted for as operating leases whereby we recognize the charter revenue over the term of the agreements. Subsequent to entering into these agreements, our Tour and Other segment includes these three ships. The significant accounting policies of our segments are the same as those described in Note 2 – “Summary of Significant Accounting Policies.”
Selected information for our segments as of and for the years ended November 30 was as follows (in millions):

	Revenues	Operating costs and expenses	Selling and administrative	Depreciation and amortization	Operating income (loss)		Capital expenditures	Total assets
2015
North America Cruise Brands (a)	$9,866	$5,925	$1,140	$994	$1,807		$854	$22,420
EAA Cruise Brands	5,636	3,442	695	561	938		1,265	14,076
Cruise Support	119	58	223	27	(189)		162	2,248
Tour and Other (a)	226	155	9	44	18		13	493	(b)
Intersegment elimination (a)	(133)	(133)	—	—	—		—	—
	$15,714	$9,447	$2,067	$1,626	$2,574		$2,294	$39,237
2014
North America Cruise Brands (a) (c)	$9,559	$6,436	$1,121	$961	$1,041		$1,315	$22,681
EAA Cruise Brands	6,148	3,914	725	616	893		1,054	15,228
Cruise Support	90	39	200	25	(174)		156	1,023
Tour and Other (a)	215	160	8	35	12		58	516	(b)
Intersegment elimination (a)	(128)	(128)	—	—	—		—	—
	$15,884	$10,421	$2,054	$1,637	$1,772		$2,583	$39,448
2013
North America Cruise Brands (a) (c)	$9,370	$6,460	$1,048	$929	$933		$1,350	$22,386
EAA Cruise Brands	5,906	4,137	686	599	471	(d)	642	16,126
Cruise Support	96	31	136	26	(97)		108	1,016
Tour and Other (a)	210	143	9	36	22		49	514	(b)
Intersegment elimination (a)	(126)	(126)	—	—	—		—	—
	$15,456	$10,645	$1,879	$1,590	$1,329		$2,149	$40,042

(a)
A portion of the North America cruise brands’ segment revenues includes revenues for the tour portion of a cruise when a land tour package is sold along with a cruise by either Holland America Line or Princess. These intersegment tour revenues, which are included in our Tour and Other segment, are eliminated directly against the North America cruise brands’ segment revenues and operating expenses in the line “Intersegment elimination.”

(b)
Tour and Other segment assets primarily include hotels and lodges in the state of Alaska and the Canadian Yukon, motorcoaches used for sightseeing and charters, glass-domed railcars, which run on the Alaska Railroad, and our owned ships that we leased out under long-term charters to unaffiliated entities.

(c)	Previously reported results changed as a result of our revision of prior period financial statements as follows (see "Note 1 - General - Revision of Prior Period Financial Statements"):

	November 30, 2014			November 30, 2013
North America Cruise Brands	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
Operating costs and expenses	$6,418	$18	$6,436	$6,439	$21	$6,460
Depreciation and amortization	$959	$2	$961	$927	$2	$929
Operating income	$1,061	$(20)	$1,041	$956	$(23)	$933
Total assets	$22,765	$(84)	$22,681	$22,448	$(62)	$22,386

(d)	Includes $13 million in 2013 of impairment charges related to Ibero’s trademarks.

Non-U.S. revenues for our cruise brands represent sales generated from outside the U.S. principally by non-U.S. travel agents and tour operators. Substantially all of our long-lived assets are located outside of the U.S. and consist of our ships and ships under construction.
Revenues by geographic areas, which are based on where our guests are sourced and not the cruise brands on which they sailed, were as follows (in millions):

	Years Ended November 30,
	2015	2014	2013
North America	$8,015	$7,762	$7,738
Europe	5,133	5,676	5,426
Australia and Asia	2,256	2,097	1,772
Other	310	349	520
	$15,714	$15,884	$15,456